Paragon Agreement (Details) - USD ($) $ in Millions			3 Months Ended	9 Months Ended
	Jul. 12, 2023	Jun. 22, 2023	Sep. 30, 2023	Sep. 30, 2023	May 31, 2023
Paragon Therapeutics Inc
Related Party Transaction [Line Items]
Milestone payments			$ 20.0	$ 20.0
Parapyre Option Obligation
Related Party Transaction [Line Items]
Percentage of annual equity grant of options		1.00%			1.00%
Related Party
Related Party Transaction [Line Items]
Nonrefundable research initiation fee for one program paid in cash		$ 0.8
Related Party | Paragon Agreement
Related Party Transaction [Line Items]
Research initiation fees		3.0
Related party expenses incurred prior to asset acquisition		19.0
Reimbursable research costs		16.0
Related party expenses unpaid prior to asset acquisition		$ 19.0
Percentage of annual equity grant of options			1.00%	1.00%
Related Party | SPY001 License Agreement
Related Party Transaction [Line Items]
Nomination fee	$ 1.5
First milestone payment	2.5
Related Party | SPY001 License Agreement | Maximum
Related Party Transaction [Line Items]
Contingent obligation based on milestones	$ 22.0
Related Party | Stock Compensation And Research And Development Expense
Related Party Transaction [Line Items]
Amount of related party transaction			$ 19.4	$ 20.8